Identifiable intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Intangible Assets
Identifiable intangible assets with finite useful lives consist entirely of in-process R&D costs, patents and trademarks. Changes in the carrying value of the Company's identifiable intangible assets with finite useful lives are summarized below.

	Year ended December 31, 2017			Year ended December 31, 2016
	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value
	$	$	$	$	$	$
Balances – Beginning of the year	30,032	(29,962)	70	31,151	(30,914)	237
Additions	—	—	—	5	—	5
Impairment (loss) reversal*	—	44	44	—	(85)	(85)
Recurring amortization expense*	—	(38)	(38)	—	(83)	(83)
Impact of foreign exchange rate changes	4,214	(4,200)	14	(1,124)	1,120	(4)
Balances – End of the year	34,246	(34,156)	90	30,032	(29,962)	70
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* Recorded with R&D costs in the consolidated statements of comprehensive loss.